Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Accounts Receivable [Member]	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Accounts receivable
Total	$ 24,228,358	$ 3,119,116	$ 39,369,013
Allowance for expected credit losses	(491,148)	(63,229)	(7,698,280)
Accounts receivable, net	23,737,210	3,055,887	31,670,733
Third parties [Member]
Accounts receivable
Accounts receivable gross	23,658,209	3,045,716	39,369,013
Related parties [Member]
Accounts receivable
Accounts receivable gross	$ 570,149	$ 73,400